Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 Pay Versus Performance Table
					$100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (in millions)	Operating Profit (in millions)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,935,373	$3,865,291	$921,549	$1,209,447	187.88	287.90	33.3	92.6
2024	2,713,135	3,333,311	934,416	1,171,261	163.40	203.16	64.8	134.0
2023	2,593,845	3,315,037	871,026	1,166,882	149.85	149.87	72.1	123.0
2022	2,431,895	2,738,618	890,779	913,627	124.34	108.76	61.3	105.5
2021	2,781,169	3,323,205	1,081,969	1,223,551	121.13	114.25	65.7	107.1

PEO Total Compensation Amount	$ 2,935,373	$ 2,713,135	$ 2,593,845	$ 2,431,895	$ 2,781,169
PEO Actually Paid Compensation Amount	3,865,291	$ 3,333,311	3,315,037	2,738,618	3,323,205
Adjustment To PEO Compensation, Footnote

PATRICK M. COVEY
2025
Summary Compensation Table Total for PEO (column (b))	$2,935,373

[+/-] aggregate change in actual present value of pension benefits	(57,396)
[+/-] service cost of pension benefits	—
[+/-] prior service cost of pension benefits	—
- SCT “Stock Awards” column value	(658,266)
- SCT “Stock Option” column value	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end(5)	1,511,652
+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end(5)	133,928
[+/-] vesting date fair value of equity awards of granted and vested in the covered year(5)	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year(5)	—
[+/-] dollar value of dividends/earnings paid on equity awards in the covered year	—
Compensation Actually Paid to PEO (column (c))	$3,865,291

Non-PEO NEO Average Total Compensation Amount	921,549	$ 934,416	871,026	890,779	1,081,969
Non-PEO NEO Average Compensation Actually Paid Amount	1,209,447	$ 1,171,261	1,166,882	913,627	1,223,551
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEO’s
2025
Average SCT Total for Non-PEO NEOs (column (d))	$921,549

[+/-] aggregate change in actual present value of pension benefits	—
[+/-] service cost of pension benefits	—
[+/-] prior service cost of pension benefits	—
- SCT “Stock Awards” column value	(182,104)
- SCT “Stock Option” column value	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end(5)	417,974
+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end(5)	52,028
[+/-] vesting date fair value of equity awards of granted and vested in the covered year(5)	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year(5)	—
[+/-] dollar value of dividends/earnings paid on equity awards in the covered year	—
Average Compensation Actually Paid to NEO-PEO NEOs (column (e))	$1,209,447

(3)	For purposes of determining “compensation actually paid,” the fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes, as of the end of the relevant fiscal year or vesting date, as applicable.

(4)
For each year, cumulative total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021, and consists of the following entities: ABM Industries Incorporated; Comfort Systems USA, Inc.; Dycom Industries, Inc.; FirstService Corporation; MYR Group, Inc.; Quanta Services, Inc.; Rollins, Inc.; and Scotts Miracle-Gro Company (for purposes of this section only, the Peer Group).

(5)	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Operating Profit, a non-GAAP financial measure, is the most important performance measure used by the Company to link Company performance to compensation actually paid to the Company’s NEOs for fiscal year 2025. For Operating Profit as defined, refer to “Compensation Discussion and Analysis.”

Tabular List, Table
The Company believes that the following represent the most important performance measures used to link compensation actually paid to NEOs for fiscal 2025 to the Company’s performance:
•Operating Profit
•Return on Average Invested Capital (“ROAIC”)
•Revenue

Total Shareholder Return Amount	187.88	$ 163.40	149.85	124.34	121.13
Peer Group Total Shareholder Return Amount	287.90	203.16	149.87	108.76	114.25
Net Income (Loss)	$ 33,300,000	$ 64,800,000	$ 72,100,000	$ 61,300,000	$ 65,700,000
Company Selected Measure Amount	92,600,000	134,000,000.0	123,000,000.0	105,500,000	107,100,000
PEO Name		Mr. Covey
PEO | Measure:: 2
Pay vs Performance Disclosure
Name		Return on Average Invested Capital (“ROAIC”)
PEO | Measure:: 3
Pay vs Performance Disclosure
Name		Revenue
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (57,396)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(658,266)
PEO | Stock Options Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,511,652
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,928
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name		Operating Profit
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,104)
Non-PEO NEO | Stock Options Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,974
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,028
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0